CONSOLIDATED STATEMENTS OF LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY	$ 790,809	$ 227,044	$ 1,252,980	$ 442,327	$ 910,227	$ 1,631,653
COST OF REVENUES	686,706	155,694	1,000,571	314,887	654,177	1,314,080
Gross profit	104,103	71,350	252,409	127,440	256,050	317,573
OPERATING EXPENSES
Selling, general and administrative expenses	644,052	692,556	1,212,732	1,339,769	2,594,725	2,074,448
Bad Debt Expense			0	0	20,099	1,514,160
Income (Loss) from operations	(539,949)	(621,206)	(960,323)	(1,212,329)	(2,358,774)	(3,271,035)
Other income / (expense)
Interest expense	(17,567)	(13,812)	(34,941)	(17,619)	(55,837)	(14,986)
Interest expense related to loan origination fee on convertible note	(24,000)	(15,000)	(65,000)	(15,000)	(60,000)
Interest expense related to warrants on convertible note		(281,565)	(1,052,571)	(281,565)	(281,565)
Interest expense on convertible note	(23,389)		(43,354)		(21,557)
Gain/(Loss) on derivative	141,497	(148,628)	(124,369)	(148,628)
Tax expense	(4,967)		(7,542)
Loss on derivative					(361,152)
EIDL advance	95,161	7,000	95,161	7,000	7,000
Other income		6,291		6,291	6,290	1,498,352
Net Income (Loss)	$ (373,214)	$ (1,066,920)	$ (2,192,939)	$ (1,661,850)	$ (3,125,595)	$ (1,787,669)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	805,263,473	767,772,186	805,263,473	767,772,186	775,469,306	710,868,609
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)